EARNINGS PER SHARE (Details) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Owners of the parent company	$ 153,809,532	$ 22,440,931	$ 13,146,795
Weighted average number of ordinary shares for the purposes of basic earnings per share (in thousands of shares)	583,481	583,536	585,317
Weighted average number of ordinary shares for the purposes of diluted earnings per share (in thousands of shares)	583,481	583,536	585,317
Earnings per share, basic from continued operations (in pesos per share)	$ 263.6068	$ 38.4568	$ 22.4610
Earnings per share, diluted from continued operations (in pesos per share)	$ 263.6068	$ 38.4568	$ 22.4610